SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - Digital Health Acquisition Corp.	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of common stock subject to possible redemption

Gross proceeds	$115,000,000
Less:
Proceeds allocated to public warrants	(12,483,555)
Common stock issuance costs	(6,923,767)
Plus:
Accretion of carrying value to redemption value	21,132,322
Common stock subject to possible redemption, December 31, 2021	116,725,000
Plus:
Accretion of carrying value to redemption value	1,142,603
Less:
Redemptions	(110,472,254)
Common stock subject to possible redemption, December 31, 2022	7,395,349
Plus:
Accretion of carrying value to redemption value	682,671
Less:
Redemptions	(6,796,063)
Common stock subject to possible redemption, December 31, 2023 and March 31, 2024	$1,281,957

Gross proceeds	$115,000,000
Less:
Proceeds allocated to public warrants	(12,483,555)
Common stock issuance costs	(6,923,767)
Plus:
Accretion of carrying value to redemption value	21,132,322
Common stock subject to possible redemption, December 31, 2021	116,725,000
Plus:
Accretion of carrying value to redemption value	1,142,603
Less:
Redemptions	(110,472,254)
Common stock subject to possible redemption, December 31, 2022	7,395,349
Plus:
Accretion of carrying value to redemption value	682,671
Less:
Redemptions	(6,796,063)
Common stock subject to possible redemption, December 31, 2023	$1,281,957

Schedule of calculation of basic and diluted net loss per common stock

The following table reflects the calculation of basic and diluted net loss per common stock (in dollars, except per share amounts):

	For the three months ended March 31,
	2024	2023
	Common Stock	Common Stock
Basic and diluted net loss per of common stock
Numerator:
Net loss	$(967,817)	$(1,894,642)
Denominator:
Basic and diluted weighted average common shares outstanding	3,603,966	4,168,567
Basic and diluted net loss per common share	$(0.27)	$(0.45)

The following table reflects the calculation of basic and diluted net loss per common stock (in dollars, except per share amounts):

	For the years ended December 31,
	2023	2022
	Common Stock	Common Stock
Basic and diluted net loss per of common stock
Numerator:
Allocation of net loss	$(4,413,866)	$(3,242,501)
Denominator:
Basic and diluted weighted average common shares outstanding	4,096,353	12,741,219
Basic and diluted net loss per common share	$(1.08)	$(0.25)